Quarterly Financial Data (Unaudited)	3 Months Ended
Mar. 31, 2019
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (Unaudited)

Note 17. Quarterly Financial Data (Unaudited)

The Company’s unaudited quarterly financial data for 2018 and 2017 is summarized below.

	2018
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(in thousands, except per share amounts)
Total revenues	$91,356	$35,965	$83,448	$307,052
Income (loss) from operations	$36,880	$(21,670)	$514	$208,819
Net income (loss)	$35,081	$(22,757)	$(301,240)	$148,245
Earnings (loss) per share
Basic	$0.23	$(0.15)	$(1.97)	$0.97
Diluted	$0.23	$(0.15)	$(1.97)	$0.97
Weighted average number of shares outstanding (1)	151,294	152,540	152,540	152,540

(1)	For first and second quarter of 2018, amounts reflect the weighted average number of shares of common stock outstanding based on retrospectively reflecting the impacting of the Reorganization.

Total revenues for the 2018 quarters reflect the adoption of ASC 606 on January 1, 2018. The adoption of ASC 606 requires certain costs that were previously recorded as gathering, processing and transportation expenses to be accounted for as a deduction from revenue. The Company elected the modified retrospective method of transition. Accordingly, comparative information from the year ended December 31, 2017 has not been adjusted and continues to be reported under the previous revenue standard.

Net loss for the third quarter of 2018 includes the recognition of $299.7 million of income tax expense primarily representing the initial recording of the deferred tax liability recognized by the Company as a result of the Reorganization (see Note 13 – Income Taxes).

	2017
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(in thousands, except per share amounts)
Total revenues	$30,979	$30,290	$39,751	$58,568
Income (loss) from operations	$16,437	$1,867	$10,974	$(9,373)
Net income (loss)	$16,310	$1,817	$10,710	$(10,380)
Earnings (loss) per share
Basic	$0.22	$0.02	$0.11	$(0.07)
Diluted	$0.22	$0.02	$0.11	$(0.07)
Weighted average number of shares outstanding (1)	75,303	75,303	99,859	150,607

(1)	For 2017, amounts reflect the weighted average number of shares of common stock outstanding based on retrospectively reflecting the impacting of the Reorganization.

Income (loss) from operations and net income (loss) for the 2017 quarters includes bonuses paid by Citizen of approximately $9.0 million in the second quarter, impairment of unproved properties of $4.2 million in the third quarter and amortization of unproved leasehold properties of $19.6 million in the fourth quarter. Additionally, the Linn Acquisition was completed in August 2017 and the results of the properties acquired are included in the third and fourth quarters of 2017.